Vessels, net - Vessel Activity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) windTurbineInstallationVessel	Jun. 30, 2022 USD ($)	Jun. 30, 2023 vessel
Property, Plant and Equipment [Abstract]
Number of vessels owned	5		5
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 521,331
Transfer to assets held for sale or disposed	(118,636)
Additions and other	13,366
Depreciation	(12,135)	$ (12,460)
Ending balance	$ 403,926